CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Other Current Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Italian and foreign VAT credits	€ 61,278	€ 31,620
Prepayments	36,084	38,826
Other	24,862	6,025
Total other current assets	€ 122,224	€ 76,471